Thrivent Moderately Aggressive Allocation Fund Investment Objectives and Goals - Thrivent Moderately Aggressive Allocation Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Moderately Aggressive Allocation Fund Class S: TMAFX | Class A: TMAAX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Moderately Aggressive Allocation Fund (the "Fund") seeks long-term capital growth.